Related Party Transactions (Details Narrative) - United Mineral Services Ltd.	Mar. 31, 2017 CAD ($)
Disclosure of transactions between related parties [line items]
Business acquisition percentage	100.00%
Aggregate acquisition costs	$ 504,295